Share-based Payment - Summary Of Share Based Payment (Detail)	6 Months Ended
Jun. 30, 2026
Restricted Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	1,179,828
Granted during the period	541,771
Settled during the period	(63,779)
Transferred during the period	(500,052)
Forfeited during the period	(50,720)
Ending balance	1,107,048
Restricted Stock Units [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	566,701
Restricted Stock Units [Member] | 2028
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	366,687
Restricted Stock Units [Member] | 2029
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	173,660
Performance Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	165,258
Granted during the period	102,778
Settled during the period	(839)
Transferred during the period	(85,820)
Forfeited during the period	(12,097)
Ending balance	169,280
Performance Stock Units [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	82,182
Performance Stock Units [Member] | 2028
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	54,954
Performance Stock Units [Member] | 2029
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	32,144
Restricted Stock Units and Performance Stock Unit [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	1,345,086
Granted during the period	644,549
Settled during the period	(64,618)
Transferred during the period	(585,872)
Forfeited during the period	(62,817)
Ending balance	1,276,328
Restricted Stock Units and Performance Stock Unit [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	648,883
Restricted Stock Units and Performance Stock Unit [Member] | 2028
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	421,641
Restricted Stock Units and Performance Stock Unit [Member] | 2029
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	205,804